CUSTOMER CONCENTRATIONS	6 Months Ended
Jun. 30, 2022
CUSTOMER CONCENTRATIONS
CUSTOMER CONCENTRATIONS

NOTE 7 - CUSTOMER CONCENTRATIONS

During the six months ended June 30, 2022, the Company had one retailer customer whose revenue represented more than 10% ($225,420) of the Company’s total revenues and one retailer customer whose accounts receivable represented more than 10% ($15,564) of the Company’s total accounts receivable. During the six months ended June 30, 2021, the Company had one retailer customer, Woodland Partners (for Publix), whose revenue represented more than 10% ($142,510) of the Company’s total revenues and one retailer customer whose accounts receivable represented more than 10% ($9,302) of the Company’s total accounts receivable.

The Company’s end-user customer sales and retailer customer sales for the six months ended June 30, 2022 and 2021 were as follows:

	2022		2021
End-User Sales	$331,078	57%	$357,587	68%
Retailer Sales	246,757	43%	166,981	32%
	$577,835	100%	$524,568	100%